Commitments (Details) - AUD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Due 1 year [Member]
Capital commitments [abstract]
Capital commitments	$ 42,679	$ 16,572
R&D commitments	30,151	28,112
Total commitments	72,830	44,684
Due > 1 year [Member]
Capital commitments [abstract]
Capital commitments	22,502	40,000
R&D commitments	7,620	20,403
Total commitments	$ 30,122	$ 60,403